Equity and Other Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity and Other Investments	Equity and Other Investments
Equity and other investments are comprised of:

	December 31, 2021	December 31, 2020
	$	$
With readily determinable fair values	3,206,288	—
Without readily determinable fair values	543,379	173,454
Debt securities under the fair value option	205,878	—
Total equity and other investments	3,955,545	173,454

See note 26 for information on material equity and other investments subsequent to December 31, 2021.

Equity and Other Investments with Readily Determinable Fair Values

In July 2020, the Company received an investment in Affirm, as non-cash revenue consideration, as a result of services rendered in conjunction with its strategic partnership for Shop Pay Installments. This equity investment was initially accounted for using the measurement alternative with fair value based on an income approach for which the Company developed certain key assumptions, including revenue growth rates and a discount rate. The initial fair value of the consideration received of $24,710 is being recognized into merchant solutions revenue over the expected term of the service contract.

On January 13, 2021, Affirm completed its initial public offering and began trading on the Nasdaq. As a result, the fair value of the investment became readily determinable and the use of the measurement alternative was no longer applicable. As at December 31, 2021, the carrying value of the Company's investment in Affirm was $2,041,126 measured using Affirm's closing share price on the last day of trading of the reporting period and is therefore a Level 1 investment in the fair value hierarchy. For the year ended December 31, 2021, unrealized gains of $1,882,974 (December 31, 2020 - $133,239) were recorded within "other income, net" in the statement of operations and comprehensive income.

In April 2021, the Company received an investment in Global-E, as non-cash revenue consideration, as a result of services rendered in conjunction with a strategic partnership for cross-border commerce offerings. This equity investment was initially accounted for using the measurement alternative with fair value based on a market approach for which the Company developed certain key assumptions, including revenue growth rates, revenue multiples based on market comparables and a discount for lack of marketability. The initial fair value of the consideration received of $192,300 is being recognized into merchant solutions revenue over the expected term of the service contract.
On May 12, 2021, Global-E completed its initial public offering and began trading on the Nasdaq. As a result, the fair value of the investment became readily determinable and the use of the measurement alternative was no longer applicable. The investment includes common shares and warrants for common shares that vest over time. The common shares are measured using Global-E's closing share price on the last day of trading of the reporting period and are therefore a Level 1 in the fair value hierarchy. The warrants that vest over time require the application of a discount for lack of marketability, which is not an observable input and therefore makes this portion of the investment a Level 3 in the fair value hierarchy. The weighted average discount for lack of marketability applied to the unvested warrants was 15% at December 31, 2021. As at December 31, 2021, the carrying value of the Company's investment in Global-E was $1,165,162. For the year ended December 31, 2021, unrealized gains of $972,744 were recorded within "other income, net" in the statement of operations and comprehensive income.

Adjustments related to equity and other investments with readily determinable fair values in the year ended December 31, 2021 were as follows:

Year ended
December 31, 2021
$
Balance, beginning of the year	—

Adjustments related to equity and other investments with readily determinable fair values:
Transfers from measurement alternative (1)(2)	350,530
Purchases of equity and other investments	40
Net unrealized gains	2,855,718
Balance, end of the year	3,206,288
(1) Effective January 13, 2021, the Company's investment in Affirm no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.
(2) Effective May 12, 2021, the Company's investment in Global-E no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.

Equity and Other Investments without Readily Determinable Fair Values

For the Company's equity and other investments in private companies without readily determinable fair values, the carrying amount of such investments as at December 31, 2021 was $543,379 (December 31, 2020 - $173,454). For the year ended December 31, 2021, net unrealized gains of $2,204 relating to these investments were recorded within "other income, net" in the statement of operations and comprehensive income.

In the year ended December 31, 2021, the Company made three separate investments totaling $375,000 in a private company, that is a partner in its ecosystem, without readily determinable fair values, which are currently accounted for using the measurement alternative. Subsequent to the closing of the first investment, the second investment represented an observable transaction and resulted in the recognition of a $26,722 unrealized loss on the first investment. In the year ended December 31, 2021, the Company made a fourth investment that was an incremental investment in the private company through the purchase of convertible notes. See "Debt Securities under the Fair Value Option" below for additional information on the investment.

In the year ended December 31, 2021, the Company made additional equity investments in private companies, who are partners in its ecosystem, totaling $75,193, without readily determinable fair values, which are currently accounted for using the measurement alternative.
In addition, the Company received investments in private companies, including Flow Commerce Inc., as non-cash revenue consideration, as a result of services rendered in conjunction with strategic partnerships. These equity investments are accounted for using the measurement alternative with their initial fair value based on a market approach for which the Company developed certain key assumptions, including revenue growth rates, revenue multiples based on market comparables and a discount for lack of marketability. The initial fair value of the consideration received of $75,758 is being recognized into merchant solutions revenue over the expected terms of the service contracts.

Adjustments related to equity and other investments without readily determinable fair values for the years ended December 31, 2021 and 2020 were as follows:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of the year	173,454	2,500

Adjustments related to equity and other investments without readily determinable fair values:
Investments received as non-cash consideration in exchange for services	268,058	24,710
Purchases of equity and other investments	450,193	11,051
Transfers to readily determinable fair values (1)(2)	(350,530)	—
Gross unrealized gains	36,926	135,193
Gross unrealized losses and impairments	(34,722)	—
Balance, end of the year	543,379	173,454
(1) Effective January 13, 2021, the Company's investment in Affirm no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.
(2) Effective May 12, 2021, the Company's investment in Global-E no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.

As at December 31, 2021, cumulative gross unrealized gains related to equity and other investments without readily determinable fair values was $38,880. As at December 31, 2021, cumulative gross unrealized losses and impairment related to equity and other investments without readily determinable fair values was $34,722. These cumulative amounts exclude unrealized gains, unrealized losses and impairment transferred to readily determinable fair values.

Debt Securities under the Fair Value Option
In July 2021, the Company made an incremental investment in a private company through the purchase of convertible notes for $200,000. The Company has elected to apply the fair value option to account for this instrument. The fair value was determined based on a binomial pricing model for which the Company was required to develop its own assumptions, including the underlying entity's valuation. As the inputs used in determining the fair value are unobservable, this investment is classified as a Level 3 investment in the fair value hierarchy. In the year ended December 31, 2021, interest income of $4,000 was recorded within "other income, net" in the statement of operations and comprehensive income. The fair value of the investment as at December 31, 2021 was $205,878, resulting in an unrealized gain of $1,878 recorded within "other income, net" in the statement of operations and comprehensive income.